Accrued Expenses and Other Current Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Accrued Liabilities, Current [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

	Three months ended March 31, 2024	Year-ended December 31, 2023
Accrued professional fees	$315	$275
Accrued GEM facility commitment fee	4,000	4,000
Accrued contingency fee	187	199
Accrued wages and benefits	1,534	1,298
Other accrued expenses and other current liabilities	478	515

Total accrued expenses and other current liabilities	$6,514	$6,287

	December 31, 2023	December 31, 2022
Accrued legal	$—	$2,198
Accrued professional fees	275	460
Accrued GEM facility commitment fee	4,000	—
Accrued contingency fee	199	—
Accrued wages and benefits	1,298	250
Other accrued expenses and other current liabilities	515	267

Total accrued expenses and other current liabilities	$6,287	$3,175